World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2012

Dates Covered
Collections Period	05/01/12 - 05/31/12
Interest Accrual Period	05/15/12 - 06/14/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/12	303,840,452.87	30,487
Yield Supplement Overcollateralization Amount at 04/30/12	11,352,635.74	0

Receivables Balance at 04/30/12	315,193,088.61	30,487
Principal Payments	17,142,139.69	874
Defaulted Receivables	281,330.99	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/12	10,417,482.95	0

Pool Balance at 05/31/12	287,352,134.98	29,597

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	2,378,407.84	185
Past Due 61-90 days	458,947.30	36
Past Due 91 + days	160,006.03	14

Total	2,997,361.17	235

Total 31+ Delinquent as % Ending Pool Balance	1.04%
Recoveries	224,273.89
Aggregate Net Losses/(Gains) - May 2012	57,057.10
Overcollateralization Target Amount	17,241,128.10
Actual Overcollateralization	17,241,128.10
Weighted Average APR	4.41%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	31.70

Flow of Funds	$ Amount
Collections	18,509,834.77
Advances	1,544.35
Investment Earnings on Cash Accounts	2,036.91
Servicing Fee	(262,660.91)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,250,755.12

Distributions of Available Funds
(1) Class A Interest	426,940.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	15,499,018.82
(7) Distribution to Certificateholders	2,243,460.65
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	18,250,755.12
Servicing Fee	262,660.91
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 05/15/12	285,610,025.70
Principal Paid	15,499,018.82
Note Balance @ 06/15/12	270,111,006.88

Class A-1
Note Balance @ 05/15/12	0.00
Principal Paid	0.00
Note Balance @ 06/15/12	0.00
Note Factor @ 06/15/12	0.0000000%

Class A-2
Note Balance @ 05/15/12	0.00
Principal Paid	0.00
Note Balance @ 06/15/12	0.00
Note Factor @ 06/15/12	0.0000000%

Class A-3
Note Balance @ 05/15/12	55,608,025.70
Principal Paid	15,499,018.82
Note Balance @ 06/15/12	40,109,006.88
Note Factor @ 06/15/12	16.6427414%

Class A-4
Note Balance @ 05/15/12	198,106,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	198,106,000.00
Note Factor @ 06/15/12	100.0000000%

Class B
Note Balance @ 05/15/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	31,896,000.00
Note Factor @ 06/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	508,275.65
Total Principal Paid	15,499,018.82

Total Paid	16,007,294.47

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	62,095.63
Principal Paid	15,499,018.82

Total Paid to A-3 Holders	15,561,114.45

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5542798
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9018375

Total Distribution Amount	17.4561173

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2576582
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	64.3112814

Total A-3 Distribution Amount	64.5689396

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 04/30/12	22,857.87
Balance as of 05/31/12	24,402.22
Change	1,544.35

Reserve Account
Balance as of 05/15/12	2,345,271.93
Investment Earnings	238.62
Investment Earnings Paid	(238.62)
Deposit/(Withdrawal)	—
Balance as of 06/15/12	2,345,271.93
Change	—
Required Reserve Amount	2,345,271.93